Debt - Principal Amount, Carrying Amount and Fair values of Long-term Debt (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 17, 2020 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Principal Amount	$ 2,023,709,000		$ 2,036,101,000
Unamortized debt discount and issuance costs	(81,939,000)		(113,352,000)
Carrying Amount	1,941,770,000		1,922,749,000
Fair Value	2,358,909,000		2,377,835,000
Derivative asset	175,284,000		14,127,000
Derivative asset, long-term	190,430,000		379,080,000
Derivative instruments designated as hedges
Debt Instrument [Line Items]
Derivative asset	1,971,000		0
Derivative asset, long-term	0		5,042,000
Interest rate contracts | Fair Value Hedge | Derivative instruments designated as hedges
Debt Instrument [Line Items]
Derivative asset	1,971,000		0
Derivative asset, long-term	0		5,042,000
Senior Unsecured Notes | Cash Convertible Notes due 2021
Debt Instrument [Line Items]
Principal Amount			200,000
Unamortized debt discount and issuance costs			0
Carrying Amount	0		200,000
Senior Unsecured Notes | Cash Convertible Notes due 2021 | Level 1
Debt Instrument [Line Items]
Fair Value			370,000
Senior Unsecured Notes | Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Principal Amount	400,000,000		400,000,000
Unamortized debt discount and issuance costs	(24,851,000)		(38,696,000)
Carrying Amount	375,149,000		361,304,000
Senior Unsecured Notes | Cash Convertible Notes due 2023 | Level 1
Debt Instrument [Line Items]
Fair Value	547,256,000		530,376,000
Senior Unsecured Notes | Cash Convertible Notes due 2024
Debt Instrument [Line Items]
Principal Amount	500,000,000		500,000,000
Unamortized debt discount and issuance costs	(53,497,000)		(70,504,000)
Carrying Amount	446,503,000		429,496,000
Senior Unsecured Notes | Cash Convertible Notes due 2024 | Level 1
Debt Instrument [Line Items]
Fair Value	647,100,000		636,455,000
Senior Unsecured Notes | Convertible Notes due 2027
Debt Instrument [Line Items]
Principal Amount	500,000,000		445,948,000		$ 500,000,000
Unamortized debt discount and issuance costs	(3,196,000)		(3,467,000)
Carrying Amount	496,804,000		442,481,000
Equity component of convertible debt			54,100,000
Senior Unsecured Notes | Convertible Notes due 2027 | Level 1
Debt Instrument [Line Items]
Fair Value	536,400,000		510,930,000
Private Placement Bond | Private Placement Debt
Debt Instrument [Line Items]
Principal Amount	328,971,000		332,042,000
Unamortized debt discount and issuance costs	(161,000)		(325,000)
Carrying Amount	328,810,000		331,717,000
Private Placement Bond | Private Placement Debt | Level 2
Debt Instrument [Line Items]
Fair Value	331,566,000		337,747,000
Private Placement Bond | German Private Placement
Debt Instrument [Line Items]
Principal Amount	294,738,000		357,911,000			$ 331,100,000
Unamortized debt discount and issuance costs	(234,000)		(360,000)
Carrying Amount	294,504,000		357,551,000
Private Placement Bond | German Private Placement | Derivative instruments designated as hedges
Debt Instrument [Line Items]
Principal Amount | €		€ 220,500,000		€ 255,000,000
Private Placement Bond | German Private Placement | Level 2
Debt Instrument [Line Items]
Fair Value	$ 296,587,000		$ 361,957,000